OPTIONS (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jun. 14, 2022	May 04, 2022	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Options
Number of option exercisable, Beginning				1,405,000	1,405,000
Option, Beginning Balance			930,000
Options, Exercised	1,950,000	750,000	0
Option, Ending Balance			930,000	930,000
Outstanding option, Forfeited				$ (475,000)
Number of option exercisable, Ending				930,000	1,405,000
Weighted average exercise price, Beginning			$ 0.34
Weighted average exercise price
Weighted average exercise price, Granted			0
Weighted average exercise price, Beginning				$ 0.34	$ 0.34
Weighted average exercise price, Exercised			0
Weighted average exercise price, Ending			$ 0.34	$ 0.34
Weighted Average Remaining Contract life, Beginning			3 years 9 months 18 days	5 years 9 months 18 days	6 years 9 months 18 days
Weighted average exercise price, Ending				$ 0.34	$ 0.34
Weighted Average Remaining Contract life, Ending			3 years 6 months 18 days
Number of option exercisable, Beginning			930,000
Weighted Average Remaining Contract Life
Number of option exercisable, Granted			0
Number of option exercisable, Exercise			0
Number of option exercisable, Ending			930,000	930,000
Weighted Average Remaining Contract life, Ending				4 years 9 months 18 days	5 years 9 months 18 days
Intrinsic value, Beginning			$ 0
Intrinsic value, Granted			0	$ 0
Number of option exercisable
Intrinsic value, Exercised			0	$ 0
Intrinsic value, Ending			0
Outstanding option, Forfeited				(475,000)
Outstanding option, Beginning				1,405,000	1,397,000
Outstanding option, Ending				930,000	1,405,000
Intrinsic value
Intrinsic value, Beginning					$ 0
Intrinsic value, Ending			$ 0	$ 0	$ 0